Subsequent Events (Details) - $ / shares		6 Months Ended
	Aug. 18, 2026	Jun. 30, 2026	Jul. 02, 2026	Dec. 31, 2025
Subsequent Events [Line Items]
Issuance of ordinary shares (in Shares)		10,800,000		10,800,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Compliance Period		180 days
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Consecutive business days	30 days
Ordinary shares par value	$ 1
Subsequent Events [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares (in Shares)			200,000